Chinese Joint Venture (Non-Controlling Interest) (10K)	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure

5.   Chinese Joint Venture (Non-Controlling Interest):

The Company currently owns 90% of a joint venture (the “Joint Venture”) with the Jiangsu Hongtu Electronics Group, a provincial agency of the People’s Republic of China. The Joint Venture’s business license expires October 18, 2043. There were no significant operations in 2014 or 2013.

The Joint Venture had no revenue for the years ended December 31, 2014 and 2013, respectively. It had no long-lived assets as of December 31, 2014 and 2013.